Equity Incentive Plan (Details) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Equity Incentive Plan 2011	Aug. 31, 2011 Equity Incentive Plan 2011	Jun. 30, 2013 Equity Incentive Plan 2013	Mar. 21, 2013 Equity Incentive Plan 2013	May 03, 2013 CEO	Mar. 21, 2013 Former Director	Jun. 27, 2013 Former Director	Sep. 30, 2013 Certain Directors, Officers and employees	Jan. 17, 2012 Certain Directors, Officers and employees	Mar. 21, 2013 Certain Directors, Officers and employees	Apr. 20, 2013 Certain Directors, Officers and employees	Mar. 21, 2014 Certain Directors, Officers and employees	Mar. 30, 2012 Certain Directors, Officers and employees	Feb. 07, 2011 CEO	May 03, 2016 CEO	May 03, 2015 CEO	May 03, 2014 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO
Related Party Transaction [Line Items]
Total shares authorized				133,333		240,000
Fair value of each share								$ 6.46			$ 13.5
Shares issued under share based compensation									12,000	239,333			90,667
Number of restricted shares granted during the period	279,333	90,667	133,333		237,907		28,000	12,000			90,667	239,333				28,000
Number of shares vested during the period			122,573		0			12,000						239,333	90,667		9,334	9,333	9,333	9,334	9,333	9,333